Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Civil Aviation Development Fund and airport tax payable	¥ 2,012	¥ 1,788
Payable for purchase of property, plant and equipment	1,608	1,194
Sales agent deposits	597	507
Other taxes payable	443	569
Deposit received for chartered flights	186	191
Others	1,727	1,485
Total	¥ 6,573	¥ 5,734	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).